Document And Entity Information	12 Months Ended
Mar. 31, 2024 shares
Document Information Line Items
Entity Registrant Name	China SXT Pharmaceuticals, Inc.
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	0
Amendment Flag	false
Entity Central Index Key	0001723980
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38773
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	178 Taidong Rd North
Entity Address, City or Town	Taizhou
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, no par value each
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6413
Auditor Name	ZH CPA, LLC
Auditor Location	Denver, Colorado
Entity Address, Postal Zip Code	00000
No Trading Symbol Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	178 Taidong Rd North
Entity Address, City or Town	Taizhou
Entity Address, Country	CN
Contact Personnel Name	Feng Zhou
City Area Code	+86
Local Phone Number	523-86298290
Entity Address, Postal Zip Code	00000